Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current Tax Provision:
Federal- Taxable income
Total current tax provision
Loss carryforwards	6,580	241
Change in valuation allowance	(6,580)	(241)
Total deferred tax provision